Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale Securities	$ 0	$ 0
Marketing and Advertising Expense	734,000	782,000	$ 948,000
Advertising Expense	236,000	236,000	$ 205,000
Deferred Tax Liabilities, Net, Noncurrent	$ 930,000	2,206,000
New Accounting Pronouncement, Early Adoption, Effect [Member]
Deferred Tax Assets, Net, Noncurrent		229,000
Deferred Tax Liabilities, Net, Noncurrent		2,206,000
New Accounting Pronouncement, Early Adoption, Effect [Member] | Scenario, Previously Reported [Member]
Deferred Tax Assets, Net of Valuation Allowance, Current		26,000
Deferred Tax Assets, Net, Noncurrent		203,000
Deferred Tax Liabilities, Net, Current		2,206,000
New Accounting Pronouncement, Early Adoption, Effect [Member] | Restatement Adjustment [Member]
Deferred Tax Assets, Net, Noncurrent		26,000
Deferred Tax Liabilities, Net, Noncurrent		$ 2,206,000
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	35 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	50 years
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	7 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	7 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	2 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years
Transportation Equipment [Member]
Property, Plant and Equipment, Useful Life	5 years